Segment Information - Disclosure of information of Segment assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of operating segments [line items]
Assets	$ 4,385,631	$ 4,488,238	$ 4,723,122
Cash and cash equivalents and restricted cash	235,734	199,388	225,040
Operating segments | FPSO Segment
Disclosure of operating segments [line items]
Assets	1,220,084	1,481,797	1,723,693
Operating segments | Shuttle Tanker Segment
Disclosure of operating segments [line items]
Assets	2,134,382	1,902,811	1,864,919
Operating segments | FSO Segment
Disclosure of operating segments [line items]
Assets	242,312	346,854	384,768
Operating segments | UMS Segment
Disclosure of operating segments [line items]
Assets	100,467	100,796	137,795
Operating segments | Towage Segment
Disclosure of operating segments [line items]
Assets	301,270	341,826	365,778
Operating segments | Conventional Tanker Segment
Disclosure of operating segments [line items]
Assets	0	0	4,080
Corporate/Other
Disclosure of operating segments [line items]
Cash and cash equivalents and restricted cash	369,123	306,256	233,580
Other assets	$ 17,993	$ 7,898	$ 8,509